Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001595097
Registrant Name	Corbus Pharmaceuticals Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A